Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.3%
iShares Core U.S. Aggregate Bond ETF	82,500	$9,270,525
iShares Core S&P 500 ETF	17,900	5,785,996
Total Exchange-Traded Funds
(Cost $15,023,453)		15,056,521
MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[1]	3,759,398	3,759,398
Total Money Market Fund
(Cost $3,759,398)		3,759,398

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 31.4%
Collateralized Loan Obligations - 19.1%
ALM XII Ltd.
2018-12A, 2.89% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	8,397,775	8,394,782
Telos CLO Ltd.
2017-6A, 3.27% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	7,106,640	7,109,163
MP CLO VIII Ltd.
2018-2A, 2.85% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	5,100,000	5,090,161
Denali Capital CLO XI Ltd.
2018-1A, 3.10% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	5,000,000	4,993,797
Flagship CLO VIII Ltd.
2018-8A, 3.80% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	5,100,000	4,967,543
Shackleton VIII CLO Ltd.
2017-8A, 2.89% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	4,800,000	4,792,439
Mountain View CLO Ltd.
2018-1A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	4,157,503	4,152,127
Palmer Square Loan Funding Ltd.
2018-4A, 2.81% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	2,279,630	2,280,363
2019-3A, 2.75% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	948,498	946,571

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.4% (continued)
Collateralized Loan Obligations - 19.1% (continued)
ACIS CLO Ltd.
2014-3A, 3.42% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	1,605,490	$1,605,125
2015-6A, 3.50% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	1,569,544	1,569,143
West CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	3,048,388	3,045,540
Mountain Hawk II CLO Ltd.
2018-2A, 3.57% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	3,000,000	3,001,394
Avery Point V CLO Ltd.
2017-5A, 3.50% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[2,3]	3,000,000	2,994,513
Golub Capital Partners CLO Ltd.
2018-36A, 3.19% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	3,000,000	2,935,351
Marathon CLO V Ltd.
2017-5A, 3.35% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,618,482	1,599,635
2017-5A, 2.77% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,166,990	1,163,734
Garrison BSL CLO Ltd.
2018-1A, 2.95% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,550,000	2,554,779
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.30% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,500,000	2,449,136
Venture XII CLO Ltd.
2018-12A, 2.71% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	2,409,022	2,404,979

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.4% (continued)
Collateralized Loan Obligations - 19.1% (continued)
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 2.72% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,377,666	$2,372,974
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	2,250,000	2,246,405
NewStar Clarendon Fund CLO LLC
2019-1A, 3.24% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	2,148,959	2,147,223
Octagon Investment Partners XIX Ltd.
2017-1A, 3.10% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	2,105,038	2,107,060
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.46% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,750,000	1,738,121
THL Credit Wind River CLO Ltd.
2019-1A, 2.88% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	1,256,110	1,255,426
Oaktree CLO Ltd.
2017-1A, 3.32% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	1,250,000	1,230,981
Golub Capital BDC CLO LLC
2018-1A, 3.34% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,200,000	1,183,993
TICP CLO I Ltd.
2018-1A, 2.77% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	995,087	994,599
MidOcean Credit CLO IV
2018-4A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	989,028	985,535

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.4% (continued)
Collateralized Loan Obligations - 19.1% (continued)
BDS
2018-FL2, 2.69% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	920,965	$920,711
Cent CLO Ltd.
2013-19A, 3.26% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	881,559	881,422
BSPRT Issuer Ltd.
2018-FL3, 2.79% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	500,000	500,081
Staniford Street CLO Ltd.
2017-1A, 3.07% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 06/15/25[2,3]	484,844	484,746
VMC Finance LLC
2018-FL1, 2.56% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 03/15/35[2,3]	32,299	32,227
Total Collateralized Loan Obligations		87,131,779
Credit Card - 5.2%
Capital One Multi-Asset Execution Trust
2017-A4, 1.99% due 07/17/23	10,500,000	10,511,110
American Express Credit Account Master Trust
2018-1, 2.67% due 10/17/22	5,700,000	5,708,770
Citibank Credit Card Issuance Trust
2017-A3, 1.92% due 04/07/22	3,750,000	3,749,799
Chase Issuance Trust
2015-A4, 1.84% due 04/15/22	3,450,000	3,449,203
Total Credit Card		23,418,882
Financial - 3.4%
Station Place Securitization Trust
2019-8, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/24/20[2,3]	3,000,000	2,999,998
2019-5, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,2,3	2,650,000	2,650,000

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.4% (continued)
Financial - 3.4% (continued)
2019-6, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,2,3	2,350,000	$2,350,000
2019-WL1, 2.44% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52[2,3]	1,500,000	1,500,225
2019-2, 2.33% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[2,3]	750,000	750,144
2019-9, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3	600,000	600,000
Barclays Bank plc
GMTN, 2.31% (1 Month USD LIBOR + 0.60%) due 06/02/20[2,3]	2,050,000	2,052,566
GMTN, 2.48% (1 Month USD LIBOR + 0.68%) due 07/31/20[2,3]	1,950,000	1,953,692
Madison Avenue Secured Funding Trust
2019-1, 3.22% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[2,3]	800,000	800,056
Total Financial		15,656,681
Automotive - 1.8%
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[2]	3,950,000	3,954,648
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[2]	2,950,000	2,953,308
Carmax Auto Owner Trust
2019-3, 2.26% due 08/17/20	1,060,694	1,060,640
Total Automotive		7,968,596
Transport-Aircraft - 1.0%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,527,129	2,568,907
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,894,024	1,930,365
Total Transport-Aircraft		4,499,272
Transport-Container - 0.9%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	3,208,333	3,204,815

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.4% (continued)
Transport-Container - 0.9% (continued)
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	1,000,000	$999,707
Total Transport-Container		4,204,522
Total Asset-Backed Securities
(Cost $143,149,714)		142,879,732
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.4%
Residential Mortgage Backed Securities - 19.2%
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	9,300,000	9,325,629
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[2]	3,000,000	2,995,761
2019-T3, 2.51% due 09/15/52[2]	2,550,000	2,548,535
2019-T5, 2.43% due 10/15/51[2]	2,500,000	2,500,645
Structured Asset Securities Corp. Mortgage Loan Trust
2007-WF1, 2.00% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	2,962,805	2,907,138
2008-BC4, 2.42% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	2,888,773	2,876,240
2006-NC1, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	111,415	111,053
New Residential Mortgage Loan Trust
2018-4A, 2.54% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	2,891,727	2,883,853
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,630,594	2,684,610
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	4,156,997	4,196,046
Towd Point Mortgage Trust
2017-5, 2.39% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	2,072,920	2,067,799
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,957,273	1,990,951

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.4% (continued)
Residential Mortgage Backed Securities - 19.2% (continued)
Connecticut Avenue Securities Trust
2019-R05, 2.54% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.00%) due 07/25/39[2,3]	2,433,067	$2,433,197
2019-R07, 2.56% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[2,3]	1,087,549	1,087,869
Soundview Home Loan Trust
2006-OPT5, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	3,552,217	3,460,308
Home Equity Loan Trust
2007-FRE1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	3,315,918	3,128,617
Morgan Stanley ABS Capital I Inc. Trust
2006-NC1, 2.17% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	2,900,000	2,875,825
NovaStar Mortgage Funding Trust Series
2007-2, 1.99% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,715,726	2,643,036
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	1,611,011	1,606,584
2019-2, 2.70% (WAC) due 09/25/59[2,3]	872,507	869,127
Verus Securitization Trust
2019-4, 2.64% due 11/25/59[2,4]	2,202,468	2,201,403
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	2,151,919	2,123,185
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates Series
2005-R10, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	2,100,000	2,097,597

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.4% (continued)
Residential Mortgage Backed Securities - 19.2% (continued)
CSMC Series
2014-2R, 2.02% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	1,172,818	$1,140,836
2014-7R, 1.86% (WAC) due 10/27/36[2,3]	890,092	884,029
CIT Mortgage Loan Trust
2007-1, 3.14% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	1,127,368	1,136,851
2007-1, 3.24% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	871,423	873,868
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,481,070	1,519,531
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	473,234	473,883
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,4]	1,853,950	1,870,463
Banc of America Funding Trust
2015-R2, 2.05% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,600,000	1,570,192
Freddie Mac STACR Trust
2019-DNA4, 2.41% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[2,3]	1,060,544	1,060,544
2019-DNA3, 2.52% (1 Month USD LIBOR + 0.73%, Rate Floor: 0.00%) due 07/25/49[2,3]	296,326	296,326
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,376,191	1,341,969
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	1,321,960	1,321,436
Alternative Loan Trust
2007-OA7, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,291,975	1,223,715

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.4% (continued)
Residential Mortgage Backed Securities - 19.2% (continued)
Morgan Stanley Home Equity Loan Trust
2006-2, 2.07% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,201,484	$1,192,995
Structured Asset Investment Loan Trust
2005-2, 2.53% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	586,067	586,256
2005-1, 2.51% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	529,055	529,287
Encore Credit Receivables Trust
2005-4, 2.45% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	1,088,114	1,088,020
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,046,974	1,038,244
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[2,3]	959,229	958,992
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[2,3]	880,341	881,427
Nationstar Home Equity Loan Trust
2007-B, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	875,457	865,190
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,3]	842,406	844,917
GSAMP Trust
2005-HE6, 2.23% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	803,209	804,596
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	778,890	778,719

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.4% (continued)
Residential Mortgage Backed Securities - 19.2% (continued)
FBR Securitization Trust
2005-2, 2.54% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	775,367	$776,254
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	563,563	560,096
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	344,772	346,581
Total Residential Mortgage Backed Securities		87,580,225
Commercial Mortgage Backed Securities - 2.2%
Citigroup Commercial Mortgage Trust
2018-C6, 0.79% (WAC) due 11/10/51[3,5]	49,134,677	2,878,359
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[2]	1,850,000	1,900,181
2010-ARTA, 3.85% due 01/14/29[2]	572,992	576,865
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[2]	1,650,000	1,649,307
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.65% (WAC) due 06/15/51[3,5]	40,000,688	1,584,775
Benchmark Mortgage Trust
2019-B14, 0.80% (WAC) due 12/15/62[3,5]	24,992,610	1,402,410
Total Commercial Mortgage Backed Securities		9,991,897
Total Collateralized Mortgage Obligations
(Cost $97,020,473)		97,572,122
CORPORATE BONDS†† - 20.6%
Financial - 12.4%
Lloyds Bank plc
2.38% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	3,850,000	3,862,531
Citizens Bank North America/Providence RI
2.49% (3 Month USD LIBOR + 0.57%) due 05/26/20[3]	3,830,000	3,836,570

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 20.6% (continued)
Financial - 12.4% (continued)
Credit Agricole S.A.
2.86% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	3,800,000	$3,814,098
HSBC Holdings plc
2.50% (3 Month USD LIBOR + 0.60%) due 05/18/21[3]	3,800,000	3,803,869
Australia & New Zealand Banking Group Ltd.
2.90% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	3,715,241
Goldman Sachs Group, Inc.
3.09% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	2,660,000	2,677,038
3.68% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,000,000	1,016,786
Capital One Financial Corp.
2.39% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,525,000	2,530,087
2.66% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,100,000	1,102,062
Wells Fargo & Co.
2.83% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	3,150,000	3,171,535
Citibank North America
2.39% (3 Month USD LIBOR + 0.50%) due 06/12/20[3]	3,070,000	3,075,963
Bank of America Corp.
2.63% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	2,435,000	2,441,071
AvalonBay Communities, Inc.
2.43% (3 Month USD LIBOR + 0.43%) due 01/15/21[3]	2,350,000	2,349,226
Sumitomo Mitsui Financial Group, Inc.
3.57% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	2,158,000	2,193,381
UBS Group AG
3.77% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	1,875,000	1,910,185
Santander UK plc
2.53% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	1,790,000	1,796,166

	Face
	Amount~	Value
CORPORATE BONDS†† - 20.6% (continued)
Financial - 12.4% (continued)
JPMorgan Chase & Co.
2.59% (3 Month USD LIBOR + 0.68%) due 06/01/21[3]	1,200,000	$1,201,948
2.40% due 06/07/21	423,000	425,790
Synchrony Bank
2.59% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	1,550,000	1,551,149
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,100,000	1,117,320
American Tower Corp.
3.30% due 02/15/21	850,000	861,558
2.80% due 06/01/20	250,000	250,720
Credit Suisse AG NY
2.33% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	1,070,000	1,071,529
Standard Chartered Bank
2.30% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	1,070,000	1,071,257
UBS AG
2.47% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	1,000,000	1,001,655
International Lease Finance Corp.
8.25% due 12/15/20	850,000	898,614
Citigroup, Inc.
3.34% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	750,000	760,182
ANZ New Zealand International Ltd.
2.85% due 08/06/20[2]	680,000	683,332
Mitsubishi UFJ Financial Group, Inc.
3.79% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	617,000	628,098
Svenska Handelsbanken AB
3.35% due 05/24/21	594,000	605,723
Essex Portfolio, LP
5.20% due 03/15/21	300,000	308,872
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	250,000	250,310
Sumitomo Mitsui Banking Corp.
2.35% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	250,049
Assurant, Inc.
3.20% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	234,000	234,027

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 20.6% (continued)
Financial - 12.4% (continued)
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	$207,264
Total Financial		56,675,206
Consumer, Non-cyclical - 4.3%
Express Scripts Holding Co.
2.66% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,825,000	3,825,596
General Mills, Inc.
2.54% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,650,000	3,661,783
Allergan Funding SCS
3.14% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	3,000,000	3,005,634
Zimmer Biomet Holdings, Inc.
2.65% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	2,000,000	2,000,196
CVS Health Corp.
2.61% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,500,000	1,509,197
2.52% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	160,000	160,127
Mondelez International, Inc.
3.00% due 05/07/20	1,200,000	1,203,444
AbbVie, Inc.
2.24% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	1,150,000	1,151,194
Quest Diagnostics, Inc.
2.50% due 03/30/20	740,000	740,177
4.70% due 04/01/21	378,000	390,561
Global Payments, Inc.
3.80% due 04/01/21	1,100,000	1,121,640
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	470,000	471,157
Coca-Cola European Partners plc
3.50% due 09/15/20	300,000	302,722
Constellation Brands, Inc.
2.25% due 11/06/20	40,000	40,081
Total Consumer, Non-cyclical		19,583,509
Industrial - 1.4%
Siemens Financieringsmaatschappij N.V.
2.50% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	2,160,000	2,169,945
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,300,000	1,309,366
Rolls-Royce plc
2.38% due 10/14/20[2]	1,100,000	1,104,204

	Face
	Amount~	Value
CORPORATE BONDS†† - 20.6% (continued)
Industrial - 1.4% (continued)
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	1,100,000	$1,101,440
Textron, Inc.
2.45% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	650,000	650,026
Molex Electronic Technologies LLC
2.88% due 04/15/20[2]	100,000	100,134
Tyco Electronics Group S.A.
4.88% due 01/15/21	40,000	41,202
Total Industrial		6,476,317
Energy - 1.3%
Equities Corp.
2.87% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	2,450,000	2,443,234
Phillips 66
2.52% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,100,000	1,100,066
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	900,000	925,104
Occidental Petroleum Corp.
2.60% due 08/13/21	850,000	856,290
Marathon Petroleum Corp.
3.40% due 12/15/20	170,000	171,935
5.13% due 03/01/21	120,000	124,247
Florida Gas Transmission Company LLC
5.45% due 07/15/20[2]	80,000	81,345
Total Energy		5,702,221
Technology - 0.5%
International Business Machines Corp.
2.80% due 05/13/21	1,150,000	1,165,437
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	1,000,000	1,000,045
Analog Devices, Inc.
2.95% due 01/12/21	160,000	161,338
Total Technology		2,326,820
Utilities - 0.4%
NextEra Energy Capital Holdings, Inc.
2.41% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	1,100,000	1,101,540
Ameren Corp.
2.70% due 11/15/20	630,000	633,374
Eversource Energy
2.50% due 03/15/21	250,000	251,466
Total Utilities		1,986,380
Consumer, Cyclical - 0.2%
Starbucks Corp.
2.10% due 02/04/21	650,000	651,619

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 20.6% (continued)
Communications - 0.1%
Deutsche Telekom International Finance BV
2.23% due 01/17/20[2]	350,000	$350,019
Total Corporate Bonds
(Cost $93,527,745)		93,752,091
FOREIGN GOVERNMENT DEBT†† - 17.3%
Government of Japan
due 01/10/20[6]	JPY 1,378,600,000	12,687,540
0.10% due 07/01/21	JPY 1,077,000,000	9,945,854
0.10% due 06/01/20	JPY 423,100,000	3,897,344
0.10% due 09/01/20	JPY 392,000,000	3,613,034
0.10% due 06/20/20	JPY 160,000,000	1,474,030
0.10% due 04/15/20	JPY 137,400,000	1,265,330
due 01/20/20[6]	JPY 131,000,000	1,205,673
0.10% due 03/20/20	JPY 42,000,000	386,709
2.40% due 03/20/20	JPY 17,000,000	157,285
1.30% due 03/20/20	JPY 7,000,000	64,615
2.20% due 06/22/20	JPY 6,400,000	59,541
Federative Republic of Brazil
due 07/01/20[6]	BRL 26,760,000	6,528,973
due 07/01/21[6]	BRL 22,650,000	5,253,707
due 04/01/20[6]	BRL 9,350,000	2,304,738
State of Israel
0.50% due 01/31/21	ILS 18,200,000	5,296,346
5.00% due 01/31/20	ILS 12,880,000	3,743,186
1.00% due 04/30/21	ILS 11,440,000	3,353,384
5.50% due 01/31/22	ILS 3,400,000	1,092,966
Republic of Portugal
due 01/17/20[6]	EUR 5,016,000	5,628,819
Kingdom of Spain
0.75% due 07/30/21	EUR 4,510,000	5,154,192
United Mexican States
due 01/02/20[6]	MXN 79,691,000	4,213,237
Republic of France
due 01/08/20[6]	EUR 1,260,000	1,413,714
due 01/02/20[6]	EUR 90,000	100,976
Ontario T-Bill
due 01/02/20[6]	CAD 100,000	77,029
Total Foreign Government Debt
(Cost $78,738,068)		78,918,222

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 0.2%
Consumer, Cyclical - 0.2%
At Home Holding III Corp.
5.43% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,181,443	$1,004,227
Total Senior Floating Rate Interests
(Cost $1,184,446)		1,004,227
REPURCHASE AGREEMENTS††,7 - 4.8%
BNP Paribas
issued 11/01/19 at 2.07%	4,750,000	4,750,000
due 02/03/20
issued 12/30/19 at 2.07%	2,400,000	2,400,000
due 02/03/20
issued 12/13/19 at 2.10%	2,100,000	2,100,000
due 03/16/20
Societe Generale
issued 07/09/19 at 2.43% (3 Month USD LIBOR + 0.40%)	2,021,827	2,021,827
due 07/07/20[3]
issued 09/10/19 at 2.29% (3 Month USD LIBOR + 0.40%)	2,000,000	2,000,000
due 07/07/20[3]
issued 07/26/19 at 2.33% (3 Month USD LIBOR + 0.40%)	1,800,000	1,800,000
due 07/07/20[3]
issued 10/25/19 at 2.43% (3 Month USD LIBOR + 0.40%)	999,992	999,992
due 07/07/20[3]
issued 12/06/19 at 2.29% (3 Month USD LIBOR + 0.40%)	500,000	500,000
due 07/07/20[3]
Deutsche Bank AG
issued 12/17/19 at 2.28%	2,253,000	2,253,000
due 02/07/20
issued 11/07/19 at 2.28%	993,000	993,000
due 02/07/20
issued 12/12/19 at 2.28%	386,000	386,000
due 02/07/20
Barclays Capital, Inc.
issued 12/20/19 at 2.03% (1 Month USD LIBOR + 0.25%)	1,852,975	1,852,975
due 02/03/20[3]
Total Repurchase Agreements
(Cost $22,056,794)		22,056,794
Total Investments - 99.8%
(Cost $454,460,091)		$454,999,107
Other Assets & Liabilities, net - 0.2%		929,170
Total Net Assets - 100.0%		$455,928,277

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$74,970,000	$(1,894,095)	$(701,586)	$(1,192,509)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	$4,600,000	$(123,182)	$(970)	$(122,212)
Goldman Sachs International	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	10,600,000	(283,854)	(14,660)	(269,194)
						$(407,036)	$(15,630)	$(391,406)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$1,710,000	$4,646	$248	$4,398
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,477,000	1,023	660	363
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	869,000	593	396	197
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	1,231,000	484	361	123
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	1,231,000	(484)	17	(501)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	869,000	(593)	22	(615)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,477,000	(1,023)	22	(1,045)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	950,000	(110,659)	841	(111,500)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	5,100,000	(281,338)	(633)	(280,705)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	3,550,000	(287,267)	(14,711)	(272,556)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	21,900,000	(576,529)	3,618	(580,147)
								$(1,251,147)	$(9,159)	$(1,241,988)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Bank of America, N.A.	iShares Core S&P 500 ETF	(2.87)% (1 Month USD LIBOR + 1.08%)	At Maturity	01/22/20	4,250	$1,373,770	$(10,625)
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.64)% (1 Month USD LIBOR + 0.85%)	At Maturity	01/28/20	82,500	9,270,525	(10,725)
JPMorgan Chase Bank, N.A.	iShares Core S&P 500 ETF	(2.49)% (1 Month USD LIBOR + 0.71%)	At Maturity	01/23/20	13,650	4,412,226	(13,104)
						$15,056,521	$(34,454)

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.34% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	1,770,797	(8,809)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	559,279,500	JPY	07/01/21	$5,506,995	$5,307,213	$199,782
Barclays Bank plc	518,259,000	JPY	07/01/21	5,095,458	4,917,955	177,503
Goldman Sachs International	1,102,900,000	JPY	01/10/20	10,286,903	10,154,012	132,891
JPMorgan Chase Bank, N.A.	392,196,000	JPY	09/01/20	3,727,993	3,659,997	67,996
Citibank N.A., New York	365,182,500	JPY	06/01/20	3,454,766	3,389,753	65,013
Goldman Sachs International	1,940,000	EUR	01/17/20	2,240,154	2,178,583	61,571
Goldman Sachs International	5,020,000	BRL	07/01/20	1,303,558	1,243,498	60,060
Goldman Sachs International	3,432,000	EUR	04/30/20	3,935,818	3,879,417	56,401
Citibank N.A., New York	21,740,000	BRL	07/01/20	5,429,050	5,385,187	43,863
Barclays Bank plc	3,435,000	EUR	01/17/20	3,890,343	3,857,439	32,904
Citibank N.A., New York	275,700,000	JPY	01/10/20	2,570,558	2,538,273	32,285
Bank of America, N.A.	160,080,000	JPY	06/22/20	1,514,045	1,487,676	26,369
Bank of America, N.A.	131,000,000	JPY	01/21/20	1,231,376	1,206,835	24,541
Bank of America, N.A.	137,468,700	JPY	04/15/20	1,296,642	1,272,655	23,987
Citibank N.A., New York	8,890,000	BRL	07/01/21	2,156,964	2,138,447	18,517
Bank of America, N.A.	666,528	EUR	06/15/20	766,490	755,581	10,909
JPMorgan Chase Bank, N.A.	58,129,050	JPY	06/01/20	549,398	539,574	9,824
Goldman Sachs International	565,920	EUR	06/15/20	651,136	641,531	9,605
JPMorgan Chase Bank, N.A.	42,021,000	JPY	03/23/20	396,851	388,506	8,345
Goldman Sachs International	24,249,500	JPY	03/23/20	229,099	224,199	4,900
Goldman Sachs International	2,407,925	EUR	07/30/21	2,797,106	2,795,979	1,127
Goldman Sachs International	6,471,171	JPY	06/22/20	61,243	60,139	1,104
Citibank N.A., New York	279,500	JPY	07/01/20	2,700	2,599	101
Citibank N.A., New York	279,500	JPY	01/06/20	2,673	2,573	100
Citibank N.A., New York	279,500	JPY	01/04/21	2,727	2,627	100
Barclays Bank plc	259,000	JPY	07/01/20	2,498	2,408	90
Barclays Bank plc	259,000	JPY	01/06/20	2,473	2,384	89

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Barclays Bank plc	259,000	JPY	01/04/21	2,523	2,435	88
JPMorgan Chase Bank, N.A.	196,000	JPY	03/02/20	1,842	1,810	32
Goldman Sachs International	17,925	EUR	07/30/20	20,376	20,378	(2)
Citibank N.A., New York	50,939	ILS	04/30/20	14,868	14,883	(15)
Bank of America, N.A.	46,627	ILS	04/30/20	13,591	13,623	(32)
Bank of America, N.A.	16,545	ILS	01/31/20	4,746	4,805	(59)
Goldman Sachs International	17,147	ILS	04/30/20	4,942	5,010	(68)
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	4,905	(84)
JPMorgan Chase Bank, N.A.	15,900	EUR	07/30/20	17,967	18,075	(108)
Deutsche Bank AG	5,315,938	KRW	05/07/21	4,519	4,665	(146)
Deutsche Bank AG	5,495,127	KRW	02/04/21	4,659	4,809	(150)
Deutsche Bank AG	5,495,127	KRW	11/04/20	4,645	4,796	(151)
Deutsche Bank AG	5,495,127	KRW	08/05/20	4,631	4,784	(153)
Deutsche Bank AG	5,375,668	KRW	05/11/20	4,515	4,668	(153)
Deutsche Bank AG	5,495,127	KRW	02/05/20	4,600	4,760	(160)
JPMorgan Chase Bank, N.A.	90,000	EUR	01/02/20	100,546	100,976	(430)
Citibank N.A., New York	100,000	CAD	01/02/20	75,346	77,036	(1,690)
Citibank N.A., New York	100,000	CAD	01/09/20	75,329	77,039	(1,710)
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	95,705	(1,872)
JPMorgan Chase Bank, N.A.	230,000	CAD	01/03/20	173,872	177,183	(3,311)
Barclays Bank plc	9,580,000	MXN	04/08/20	494,820	499,594	(4,774)
Goldman Sachs International	860,000	BRL	07/01/21	201,476	206,869	(5,393)
JPMorgan Chase Bank, N.A.	525,000	CAD	01/08/20	397,053	404,454	(7,401)
Goldman Sachs International	1,727,100	ILS	04/30/21	506,270	515,533	(9,263)
Bank of America, N.A.	4,696,500	ILS	04/30/21	1,390,766	1,401,886	(11,120)
Citibank N.A., New York	5,130,800	ILS	04/30/21	1,519,697	1,531,523	(11,826)
JPMorgan Chase Bank, N.A.	12,900,000	BRL	07/01/21	3,090,111	3,103,034	(12,923)
JPMorgan Chase Bank, N.A.	2,135,900	EUR	07/30/21	2,465,191	2,480,115	(14,924)
Citibank N.A., New York	12,230,000	MXN	04/08/20	622,582	637,790	(15,208)
Bank of America, N.A.	1,306,000	EUR	01/17/20	1,450,975	1,466,613	(15,638)
Citibank N.A., New York	900,000	CAD	01/16/20	677,419	693,386	(15,967)
Bank of America, N.A.	900,000	CAD	01/16/20	676,753	693,386	(16,633)
Citibank N.A., New York	21,220,000	MXN	04/23/20	1,084,843	1,104,199	(19,356)
Goldman Sachs International	3,270,500	ILS	01/31/22	968,616	988,957	(20,341)
BNP Paribas	1,260,000	EUR	01/08/20	1,391,840	1,414,127	(22,287)
Citibank N.A., New York	11,991,000	MXN	01/02/20	610,400	634,216	(23,816)
Morgan Stanley Capital Services LLC	26,000,000	MXN	02/06/20	1,342,074	1,367,970	(25,896)
Morgan Stanley Capital Services LLC	1,480,000	EUR	01/17/20	1,635,669	1,662,012	(26,343)
Morgan Stanley Capital Services LLC	9,350,000	BRL	04/01/20	2,294,366	2,322,792	(28,426)
Goldman Sachs International	17,130,000	MXN	01/16/20	870,312	904,182	(33,870)
Citibank N.A., New York	27,290,000	MXN	04/02/20	1,388,204	1,424,407	(36,203)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Barclays Bank plc	5,019,000	ILS	01/31/20	1,420,003	1,457,723	(37,720)
Citibank N.A., New York	8,600,000	BRL	01/02/20	2,097,178	2,141,754	(44,576)
Deutsche Bank AG	2,058,350,127	KRW	08/04/21	1,755,373	1,811,095	(55,722)
Citibank N.A., New York	114,460,000	MXN	02/27/20	5,939,735	6,004,971	(65,236)
Goldman Sachs International	18,462,217	ILS	02/01/21	5,395,595	5,487,814	(92,219)
Goldman Sachs International	8,766,500	ILS	01/31/20	2,420,581	2,546,151	(125,570)
Goldman Sachs International	67,700,000	MXN	01/02/20	3,449,905	3,580,722	(130,817)
Goldman Sachs International	88,120,000	MXN	02/27/20	4,453,828	4,623,082	(169,254)
						$(38,919)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation
Goldman Sachs International	5,600,000	BRL	01/02/20	$1,352,233	$1,394,631	$42,398
Barclays Bank plc	3,145,000	EUR	01/17/20	3,490,244	3,531,775	41,531
Barclays Bank plc	202,580,000	MXN	02/27/20	10,594,080	10,628,053	33,973
Morgan Stanley Capital Services LLC	3,000,000	BRL	01/02/20	720,617	747,124	26,507
Goldman Sachs International	3,432,000	EUR	04/30/20	3,857,201	3,879,417	22,216
Morgan Stanley Capital Services LLC	1,800,000	CAD	01/16/20	1,366,578	1,386,772	20,194
JPMorgan Chase Bank, N.A.	1,232,448	EUR	06/15/20	1,387,322	1,397,112	9,790
JPMorgan Chase Bank, N.A.	525,000	CAD	01/08/20	398,558	404,454	5,896
Goldman Sachs International	26,000,000	MXN	02/06/20	1,363,112	1,367,970	4,858
Goldman Sachs International	21,220,000	MXN	04/23/20	1,100,537	1,104,199	3,662
JPMorgan Chase Bank, N.A.	230,000	CAD	01/03/20	173,617	177,183	3,566
Goldman Sachs International	27,290,000	MXN	04/02/20	1,420,882	1,424,407	3,525
Goldman Sachs International	21,810,000	MXN	04/08/20	1,134,502	1,137,384	2,882
BNP Paribas	100,000	CAD	01/09/20	75,917	77,039	1,122
Morgan Stanley Capital Services LLC	17,130,000	MXN	01/16/20	903,078	904,182	1,104
						$223,224

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2019.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $195,797,173 (cost $195,774,863), or 42.9% of total net assets.

3
Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2019. See table below for additional step information for each security.

5	Security is an interest-only strip.
6	Zero coupon rate security.
7
Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

CDX.NA.IG.31 — Credit Default Swap North American Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$15,056,521	$—	$—	$15,056,521
Money Market Fund	3,759,398	—	—	3,759,398
Asset-Backed Securities	—	137,279,732	5,600,000	142,879,732
Collateralized Mortgage Obligations	—	97,572,122	—	97,572,122
Corporate Bonds	—	93,752,091	—	93,752,091
Foreign Government Debt	—	78,918,222	—	78,918,222
Senior Floating Rate Interests	—	1,004,227	—	1,004,227
Repurchase Agreements	—	22,056,794	—	22,056,794
Interest Rate Swap Agreements**	—	5,081	—	5,081
Forward Foreign Currency Exchange Contracts**	—	1,293,321	—	1,293,321
Total Assets	$18,815,919	$431,881,590	$5,600,000	$456,297,509

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$1,583,915	$—	$1,583,915
Interest Rate Swap Agreements**	—	1,247,069	—	1,247,069
Forward Foreign Currency Exchange Contracts**	—	1,109,016	—	1,109,016
Total Return Swap Agreements**	—	43,263	—	43,263
Total Liabilities	$—	$3,983,263	$—	$3,983,263

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at December 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset Backed Securities	$ 5,600,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote would generally result in significant changes in the fair value of the security.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2019, the Fund had securities with a total value of $600,000 transfer into Level 3 from Level 2 due to lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

Assets
Asset-Backed Securities
Beginning Balance	$5,000,000
Purchases/(Receipts)	-
(Sales, maturities and paydowns)/Fundings	-
Amortization of discount/premiums	-
Total realized gains or losses included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	600,000
Ending Balance	$5,600,000
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2019	$-

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2019, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Citigroup Mortgage Loan Trust
2.07% - 2.10%			1.93%
02/03/20 - 03/16/20	$9,250,000	$9,291,521	01/25/37	$12,520,000	$11,043,892

			First Franklin Mortgage Loan Trust
			2.29%
			12/25/35	6,016,000	5,685,120

			Morgan Stanley ABS Capital I Inc. Trust
			2.47%
			09/25/35	3,022,000	2,869,389
				21,558,000	19,598,401

Societe Generale			Freddie Mac Structured Agency Credit Risk Debt Notes
2.29% - 2.43% (3 Month USD LIBOR + 0.40%)			4.09%
07/07/20*	7,321,819	7,473,355	09/25/30	2,232,065	2,257,064

			Fannie Mae Connecticut Avenue Securities
			4.34%
			12/25/30	1,250,000	1,272,125

			BXP Trust
			5.74%
			11/15/34	1,257,000	1,263,159

			Waikiki Beach Hotel Trust
			4.82%
			12/15/33	1,247,000	1,252,113

			NYT Mortgage Trust
			4.74%
			11/15/35	1,243,000	1,249,215

			Citigroup Commercial Mortgage Trust
			4.54%
			12/15/36	1,250,000	1,247,250

			Hilton USA Trust
			4.33%
			11/05/38	609,000	604,494
				9,088,065	9,145,420

Deutsche Bank AG			Hospitality Mortgage Trust
2.28%			4.09%
02/07/20	3,632,000	3,646,563	11/15/36	3,250,000	3,253,900

			Octagon Investment Partners 29 Ltd.
			8.49%
			01/24/28	1,277,000	1,244,309

			TICP CLO IX Ltd.
			7.57%
			01/20/31	600,000	559,320

			Covenant Credit Partners CLO III Ltd.
			8.45%
			10/15/29	214,000	196,409
				5,341,000	5,253,938

Barclays Capital, Inc.			AmWINS Group, Inc.
2.03% (1 Month USD LIBOR + 0.25%)			7.75%
02/03/20*	1,852,975	1,857,365	07/01/26	1,786,000	1,973,709

* Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.1%
iShares Core S&P 500 ETF	19,200	$6,206,208
iShares Core U.S. Aggregate Bond ETF	50,900	5,719,633
Total Exchange-Traded Funds
(Cost $11,897,725)		11,925,841
MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[1]	1,475,329	1,475,329
Total Money Market Fund
(Cost $1,475,329)		1,475,329

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 32.5%
Collateralized Loan Obligations - 19.8%
Garrison BSL CLO Ltd.
2018-1A, 3.65% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	3,000,000	2,953,833
2018-1A, 2.95% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,100,000	2,103,936
Denali Capital CLO XI Ltd.
2018-1A, 3.10% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	4,250,000	4,244,727
MP CLO VIII Ltd.
2018-2A, 2.85% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	4,200,000	4,191,897
Telos CLO Ltd.
2017-6A, 3.27% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	4,109,864	4,111,323
Flagship CLO VIII Ltd.
2018-8A, 3.80% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	4,200,000	4,090,918
ALM XII Ltd.
2018-12A, 2.89% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	3,474,941	3,473,703
Mountain View CLO Ltd.
2018-1A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	3,310,605	3,306,323
Shackleton VIII CLO Ltd.
2017-8A, 2.89% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	3,200,000	3,194,959

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.5% (continued)
Collateralized Loan Obligations - 19.8% (continued)
MidOcean Credit CLO IV
2018-4A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	2,967,084	$2,956,606
Mountain Hawk II CLO Ltd.
2018-2A, 3.57% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	2,500,000	2,501,162
Golub Capital Partners CLO Ltd.
2018-36A, 3.19% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	2,500,000	2,446,126
Marathon CLO V Ltd.
2017-5A, 2.77% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,653,236	1,648,624
2017-5A, 3.35% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	688,716	680,696
Figueroa CLO 2013-2 Ltd.
2018-2A, 3.41% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/20/27[2,3]	2,100,000	2,087,482
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 2.72% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,018,773	2,014,789
Oaktree CLO Ltd.
2017-1A, 2.84% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	2,000,000	1,998,175
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.30% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,000,000	1,959,309
West CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	1,928,572	1,926,770
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	1,850,000	1,847,044

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.5% (continued)
Collateralized Loan Obligations - 19.8% (continued)
Crown Point CLO III Ltd.
2017-3A, 2.91% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[2,3]	963,303	$963,064
2017-3A, 3.45% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	850,000	847,514
NewStar Clarendon Fund CLO LLC
2019-1A, 3.24% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	1,719,167	1,717,778
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.46% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,442,000	1,432,211
Venture XII CLO Ltd.
2018-12A, 2.71% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,398,787	1,396,440
Golub Capital BDC CLO LLC
2018-1A, 3.34% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,400,000	1,381,325
ACIS CLO Ltd.
2015-6A, 3.50% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	784,772	784,572
2014-3A, 3.42% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	558,431	558,304
Avery Point V CLO Ltd.
2017-5A, 2.98% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[2,3]	1,214,665	1,213,760
Octagon Investment Partners XIX Ltd.
2017-1A, 3.10% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	1,206,546	1,207,705
Steele Creek CLO Ltd.
2018-1RA, 2.62% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 04/21/31[2,3]	1,140,000	1,138,755

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.5% (continued)
Collateralized Loan Obligations - 19.8% (continued)
THL Credit Wind River CLO Ltd.
2019-1A, 2.88% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	1,076,666	$1,076,080
TICP CLO I Ltd.
2018-1A, 2.77% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	995,087	994,599
Jackson Mill CLO Ltd.
2018-1A, 3.85% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[2,3]	1,000,000	986,430
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.24% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[2,3]	1,000,000	978,519
Palmer Square Loan Funding Ltd.
2019-3A, 2.75% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	948,498	946,572
BDS
2018-FL2, 2.69% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	920,965	920,711
Cent CLO Ltd.
2013-19A, 3.26% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	538,731	538,647
Monroe Capital CLO Ltd.
2017-1A, 3.30% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[2,3]	521,996	522,114
AIMCO CLO
2018-AA, 2.55% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	506,250	505,860
BSPRT Issuer Ltd.
2018-FL3, 2.79% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	500,000	500,081
Dryden XXV Senior Loan Fund
2017-25A, 3.34% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	479,956	474,182

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.5% (continued)
Collateralized Loan Obligations - 19.8% (continued)
Staniford Street CLO Ltd.
2017-1A, 3.07% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 06/15/25[2,3]	410,253	$410,170
Seneca Park CLO Limited
2017-1A, 3.12% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	327,341	327,806
VMC Finance LLC
2018-FL1, 2.56% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 03/15/35[2,3]	26,243	26,184
Total Collateralized Loan Obligations		75,587,785
Credit Card - 4.9%
Capital One Multi-Asset Execution Trust
2017-A4, 1.99% due 07/17/23	8,500,000	8,508,994
American Express Credit Account Master Trust
2018-1, 2.67% due 10/17/22	4,450,000	4,456,847
Citibank Credit Card Issuance Trust
2017-A3, 1.92% due 04/07/22	3,000,000	2,999,839
Chase Issuance Trust
2015-A4, 1.84% due 04/15/22	2,700,000	2,699,376
Total Credit Card		18,665,056
Financial - 3.4%
Station Place Securitization Trust
2019-8, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/24/20[2,3]	2,500,000	2,499,998
2019-WL1, 2.44% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52[2,3]	2,250,000	2,250,338
2019-6, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,2,3	1,900,000	1,900,000
2019-5, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,2,3	1,000,000	1,000,000
2019-2, 2.33% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[2,3]	700,000	700,134

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.5% (continued)
Financial - 3.4% (continued)
2019-9, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3	500,000	$500,000
Barclays Bank plc
GMTN, 2.31% (1 Month USD LIBOR + 0.60%) due 06/02/20[2,3]	1,700,000	1,702,128
GMTN, 2.48% (1 Month USD LIBOR + 0.68%) due 07/31/20[2,3]	1,650,000	1,653,124
Madison Avenue Secured Funding Trust
2019-1, 3.22% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[2,3]	650,000	650,045
Total Financial		12,855,767
Automotive - 1.8%
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[2]	3,300,000	3,303,884
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[2]	2,550,000	2,552,860
Carmax Auto Owner Trust
2019-3, 2.26% due 08/17/20	844,626	844,583
Total Automotive		6,701,327
Transport-Aircraft - 1.0%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,105,941	2,140,755
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,668,545	1,700,560
Total Transport-Aircraft		3,841,315
Transport-Container - 1.0%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	2,750,000	2,746,984
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	916,667	916,398
Total Transport-Container		3,663,382
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	2,250,000	2,258,889
Total Asset-Backed Securities
(Cost $123,884,378)		123,573,521

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9%
Residential Mortgage Backed Securities - 21.0%
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	7,500,000	$7,520,669
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[2]	2,500,000	2,496,467
2019-T5, 2.43% due 10/15/51[2]	2,250,000	2,250,581
2019-T3, 2.51% due 09/15/52[2]	2,100,000	2,098,794
New Residential Mortgage Loan Trust
2018-4A, 2.54% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	2,570,424	2,563,425
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,215,237	2,260,724
2017-5A, 3.29% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[2,3]	864,600	875,331
Towd Point Mortgage Trust
2017-5, 2.39% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	1,743,885	1,739,576
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,627,831	1,655,839
2017-6, 2.75% (WAC) due 10/25/57[2,3]	1,485,234	1,494,212
Structured Asset Securities Corp. Mortgage Loan Trust
2007-WF1, 2.00% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	2,444,646	2,398,715
2008-BC4, 2.42% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	1,841,593	1,833,603
2006-NC1, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	63,666	63,459
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	3,862,500	3,763,972
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	3,553,562	3,586,943

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage Backed Securities - 21.0% (continued)
Soundview Home Loan Trust
2006-OPT5, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,369,829	$2,308,513
2006-1, 2.09% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	902,894	901,855
Connecticut Avenue Securities Trust
2019-R05, 2.54% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.00%) due 07/25/39[2,3]	1,946,453	1,946,557
2019-R07, 2.56% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[2,3]	988,681	988,972
Home Equity Loan Trust
2007-FRE1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	2,798,674	2,640,590
Morgan Stanley ABS Capital I Inc. Trust
2006-NC1, 2.17% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	2,350,000	2,330,410
NovaStar Mortgage Funding Trust Series
2007-2, 1.99% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,212,814	2,153,585
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,481,070	1,519,531
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	473,234	473,883
Argent Securities Inc. Asset-Backed Pass-Through Certificates Series
2005-W2, 2.28% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	2,000,000	1,987,901
Verus Securitization Trust
2019-4, 2.64% due 11/25/59[2,4]	1,957,749	1,956,803

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage Backed Securities - 21.0% (continued)
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,800,000	$1,797,940
Nationstar Home Equity Loan Trust
2007-B, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	1,777,850	1,757,001
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,727,508	1,713,102
CSMC Series
2014-2R, 2.02% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	851,239	828,026
2014-7R, 1.86% (WAC) due 10/27/36[2,3]	762,936	757,739
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,4]	1,483,160	1,496,370
Banc of America Funding Trust
2015-R2, 2.05% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,350,000	1,324,849
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	1,318,100	1,314,478
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	1,306,522	1,289,077
CIT Mortgage Loan Trust
2007-1, 3.14% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	707,603	713,555
2007-1, 3.24% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	459,424	460,713

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage Backed Securities - 21.0% (continued)
Freddie Mac STACR Trust
2019-DNA4, 2.41% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[2,3]	848,436	$848,435
2019-DNA3, 2.52% (1 Month USD LIBOR + 0.73%, Rate Floor: 0.00%) due 07/25/49[2,3]	296,326	296,326
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	1,081,603	1,081,175
Alternative Loan Trust
2007-OA7, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,076,646	1,019,763
Morgan Stanley Home Equity Loan Trust
2006-2, 2.07% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,009,247	1,002,116
Park Place Securities Incorporated Asset Backed Pass Through Certificates Series
2005-WHQ3, 2.74% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[3]	1,000,000	999,508
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,3]	842,406	844,917
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[2,3]	784,824	784,630
FBR Securitization Trust
2005-2, 2.54% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	775,367	776,254
Structured Asset Investment Loan Trust
2005-2, 2.53% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	341,872	341,983
2005-1, 2.51% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	299,798	299,930

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.9% (continued)
Residential Mortgage Backed Securities - 21.0% (continued)
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	641,439	$641,298
GSAMP Trust
2005-HE6, 2.23% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	577,307	578,303
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	563,563	560,096
Encore Credit Receivables Trust
2005-4, 2.45% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	556,709	556,661
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	287,476	288,985
Total Residential Mortgage Backed Securities		80,184,140
Commercial Mortgage Backed Securities - 2.9%
Morgan Stanley Capital I Trust
2018-H3, 0.84% (WAC) due 07/15/51[3,5]	55,602,604	3,070,520
Citigroup COmmercial Mortgage Trust
2018-C6, 0.79% (WAC) due 11/10/51[3,5]	43,459,547	2,545,903
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[2,3]	2,016,710	2,030,637
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[2]	1,450,000	1,449,391
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.65% (WAC) due 06/15/51[3,5]	33,358,691	1,321,628
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[2]	550,000	564,919
Total Commercial Mortgage Backed Securities		10,982,998
Total Collateralized Mortgage Obligations
(Cost $90,525,576)		91,167,138
FOREIGN GOVERNMENT DEBT†† - 17.3%
Government of Japan
0.10% due 07/01/21	JPY 1,214,000,000	11,211,018

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 17.3% (continued)
due 01/10/20[6]	JPY 1,102,900,000	10,150,216
0.10% due 06/01/20	JPY 342,000,000	3,150,299
0.10% due 09/01/20	JPY 317,000,000	2,921,765
0.10% due 06/20/20	JPY 129,000,000	1,188,437
0.10% due 04/15/20	JPY 110,600,000	1,018,527
due 01/20/20[6]	JPY 87,000,000	800,714
0.10% due 03/20/20	JPY 34,000,000	313,050
2.40% due 03/20/20	JPY 14,000,000	129,529
1.30% due 03/20/20	JPY 6,000,000	55,384
2.20% due 06/22/20	JPY 5,150,000	47,912
Federative Republic of Brazil
due 07/01/20[6]	BRL 22,120,000	5,396,894
due 07/01/21[6]	BRL 18,050,000	4,186,729
due 04/01/20[6]	BRL 8,140,000	2,006,478
State of Israel
0.50% due 01/31/21	ILS 14,500,000	4,219,616
5.00% due 01/31/20	ILS 10,800,000	3,138,696
1.00% due 04/30/21	ILS 10,180,000	2,984,043
5.50% due 01/31/22	ILS 2,600,000	835,797
Republic of Portugal
due 01/17/20[6]	EUR 4,251,000	4,770,356
United Mexican States
due 01/02/20[6]	MXN 65,625,000	3,469,572
Republic of France
due 01/08/20[6]	EUR 2,230,000	2,502,050
Kingdom of Spain
0.75% due 07/30/21	EUR 1,150,000	1,314,262
Total Foreign Government Debt
(Cost $65,738,856)		65,811,344
CORPORATE BONDS†† - 16.7%
Financial - 9.0%
Wells Fargo & Co.
2.83% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	2,750,000	$2,768,801
Goldman Sachs Group, Inc.
3.09% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,450,000	1,459,288
3.68% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,250,000	1,270,982
Capital One Financial Corp.
2.39% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,550,000	1,553,123
2.66% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,050,000	1,051,969
Mizuho Financial Group, Inc.
3.03% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	2,550,000	2,580,495

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 16.7% (continued)
Financial - 9.0% (continued)
Sumitomo Mitsui Financial Group, Inc.
3.57% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	$1,372,133
3.11% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,000,000	1,014,037
Australia & New Zealand Banking Group Ltd.
2.90% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,375,733
UBS Group AG
3.77% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	2,250,000	2,292,222
Citigroup, Inc.
3.34% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	2,015,000	2,042,357
UBS AG
2.47% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	940,000	941,556
2.39% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	250,000	250,638
Morgan Stanley
2.45% (3 Month USD LIBOR + 0.55%) due 02/10/21[3]	1,125,000	1,125,535
Credit Agricole Corporate & Investment Bank S.A.
2.30% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	950,000	951,681
Credit Suisse AG NY
2.33% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	950,000	951,357
Lloyds Bank Corporate Markets plc NY
2.26% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	950,000	950,944
Standard Chartered Bank
2.30% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	940,000	941,104
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	900,000	909,061

	Face
	Amount~	Value
CORPORATE BONDS†† - 16.7% (continued)
Financial - 9.0% (continued)
Bank of America Corp.
2.63% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	900,000	$902,244
Synchrony Financial
3.13% (3 Month USD LIBOR + 1.23%) due 02/03/20[3]	900,000	900,707
Mitsubishi UFJ Financial Group, Inc.
3.79% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	823,000	837,804
Sumitomo Mitsui Banking Corp.
2.35% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	700,000	700,136
JPMorgan Chase & Co.
2.40% due 06/07/21	670,000	674,419
ANZ New Zealand Int’l Ltd.
2.85% due 08/06/20[2]	600,000	602,940
American International Group, Inc.
6.40% due 12/15/20	550,000	572,722
Svenska Handelsbanken AB
3.35% due 05/24/21	477,000	486,414
Synchrony Bank
2.59% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	400,000	400,296
Santander UK plc
2.20% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	400,000	400,167
Essex Portfolio, LP
5.20% due 03/15/21	250,000	257,393
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	250,000	250,310
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	207,264
Assurant, Inc.
3.20% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	192,000	192,022
Nomura Holdings, Inc.
6.70% due 03/04/20	70,000	70,542
Total Financial		34,258,396
Consumer, Non-cyclical - 4.2%
Express Scripts Holding Co.
2.66% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,145,000	3,145,490
General Mills, Inc.
2.54% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,000,000	3,009,685

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 16.7% (continued)
Consumer, Non-cyclical - 4.2% (continued)
Zimmer Biomet Holdings, Inc.
2.65% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,650,000	$1,650,162
2.70% due 04/01/20	925,000	925,601
Allergan Funding SCS
3.14% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	1,706,000	1,709,204
CVS Health Corp.
2.61% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,200,000	1,207,358
2.52% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	130,000	130,103
Mondelez International, Inc.
3.00% due 05/07/20	1,050,000	1,053,013
AbbVie, Inc.
2.24% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	950,000	950,986
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	900,000	902,216
Molson Coors Beverage Co.
2.25% due 03/15/20	900,000	899,616
Coca-Cola European Partners plc
3.50% due 09/15/20	250,000	252,268
Quest Diagnostics, Inc.
2.50% due 03/30/20	110,000	110,026
Biogen, Inc.
2.90% due 09/15/20	90,000	90,661
Total Consumer, Non-cyclical		16,036,389
Energy - 1.5%
Phillips 66
2.52% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,850,000	1,850,111
Equities Corp.
2.87% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	1,600,000	1,595,581
Energy Transfer Operating, LP
7.50% due 10/15/20	800,000	831,383
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	750,000	770,920
Occidental Petroleum Corp.
2.60% due 08/13/21	700,000	705,180
Total Energy		5,753,175
Industrial - 1.0%
Siemens Financieringsmaatschappij N.V.
2.50% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	1,900,000	1,908,748
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,100,000	1,107,925

	Face
	Amount~	Value
CORPORATE BONDS†† - 16.7% (continued)
Industrial - 1.0% (continued)
Textron, Inc.
2.45% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	550,000	$550,022
GATX Corp.
2.60% due 03/30/20	60,000	60,036
Total Industrial		3,626,731
Technology - 0.5%
International Business Machines Corp.
2.80% due 05/13/21	950,000	962,752
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	900,000	900,040
Fiserv, Inc.
2.70% due 06/01/20	70,000	70,174
Total Technology		1,932,966
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
2.41% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	940,000	941,316
Eversource Energy
2.50% due 03/15/21	200,000	201,173
Total Utilities		1,142,489
Communications - 0.2%
Telefonica Emisiones S.A.
5.13% due 04/27/20	900,000	908,521
Total Corporate Bonds
(Cost $63,487,873)		63,658,667
SENIOR FLOATING RATE INTERESTS††,3 - 0.2%
Consumer, Cyclical - 0.2%
At Home Holding III Corp.
5.43% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,033,763	878,699
Total Senior Floating Rate Interests
(Cost $1,036,232)		878,699
REPURCHASE AGREEMENTS††,7 - 4.7%
BNP Paribas
issued 11/01/19 at 2.07%	3,615,000	3,615,000
due 02/ 03/20
issued 12/30/19 at 2.07%	2,900,000	2,900,000
due 02/03/20
issued 12/13/19 at 2.10%	1,192,977	1,192,977
due 03/16/20

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
REPURCHASE AGREEMENTS††,7 - 4.7% (continued)
Societe Generale
issued 09/10/19 at 2.29% (3 Month USD LIBOR + 0.40%)	1,750,000	$1,750,000
due 07/07/20[3]
issued 07/09/19 at 2.43% (3 Month USD LIBOR + 0.40%)	1,698,334	1,698,334
due 07/07/20[3]
issued 07/26/19 at 2.33% (3 Month USD LIBOR + 0.40%)	1,300,000	1,300,000
due 07/07/20[3]
issued 10/25/19 at 2.43% (3 Month USD LIBOR + 0.40%)	839,993	839,993
due 07/07/20[3]
issued 12/06/19 at 2.29% (3 Month USD LIBOR + 0.40%)	400,000	400,000
due 07/07/20[3]
Deutsche Bank AG
issued 11/07/19 at 2.28%	2,632,000	2,632,000
due 02/07/20

	Face
	Amount~	Value
REPURCHASE AGREEMENTS††,7 - 4.7% (continued)
Barclays Capital, Inc.
issued 11/26/19 at 2.03% (1 Month USD LIBOR + 0.25%)	1,370,295	$1,370,295
due 02/03/20[3]
issued 12/20/19 at 2.03% (1 Month USD LIBOR + 0.25%)	139,515	139,515
due 02/03/20[3]
Total Repurchase Agreements
(Cost $17,838,114)		17,838,114
COMMERCIAL PAPER†† - 0.7%
Walgreens Boots Alliance, Inc.
2.41% due 01/13/20[8]	2,600,000	2,598,214
Total Commercial Paper
(Cost $2,597,877)		2,598,214
Total Investments - 99.5%
(Cost $378,481,960)		$378,926,867
Other Assets & Liabilities, net - 0.5%		1,858,396
Total Net Assets - 100.0%		$380,785,263

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$58,270,000	$(1,472,175)	$(544,328)	$(927,847)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	$4,070,000	$(108,989)	$(850)	$(108,139)
Goldman Sachs International	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	9,370,000	(250,916)	(12,946)	(237,970)
						$(359,905)	$(13,796)	$(346,109)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$1,380,000	$3,750	$248	$3,502
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,274,000	883	575	308
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	782,000	534	360	174
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	818,000	322	249	73
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	818,000	(323)	16	(339)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	782,000	(534)	22	(556)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,274,000	(882)	22	(904)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	800,000	(93,187)	750	(93,937)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	6,450,000	(355,810)	(809)	(355,001)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	5,000,000	(404,602)	(12,960)	(391,642)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	22,800,000	(600,222)	2,827	(603,049)
								$(1,450,071)	$(8,700)	$(1,441,371)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.64)% (1 Month USD LIBOR + 0.85%)	At Maturity	01/28/20	50,900	$5,719,633	$(6,617)
Bank of America, N.A.	iShares Core S&P 500 ETF	(2.87)% (1 Month USD LIBOR + 1.08%)	At Maturity	01/22/20	3,050	985,882	(7,625)
JPMorgan Chase Bank, N.A.	iShares Core S&P 500 ETF	(2.49)% (1 Month USD LIBOR + 0.71%)	At Maturity	01/23/20	16,150	5,220,326	(15,504)

						$11,925,841	$(29,746)

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.34% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	1,429,065	(7,109)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	782,391,000	JPY	07/01/21	$7,703,883	$7,424,402	$279,481
Barclays Bank plc	432,216,000	JPY	07/01/21	4,249,494	4,101,460	148,034
Goldman Sachs International	882,300,000	JPY	01/10/20	8,229,336	8,123,026	106,310
JPMorgan Chase Bank, N.A.	317,158,500	JPY	09/01/20	3,014,728	2,959,742	54,986
Citibank N.A., New York	295,147,500	JPY	06/01/20	2,792,207	2,739,663	52,544
Goldman Sachs International	1,580,000	EUR	01/17/20	1,824,456	1,774,310	50,146
Goldman Sachs International	4,060,000	BRL	07/01/20	1,054,271	1,005,697	48,574
Goldman Sachs International	2,704,000	EUR	04/30/20	3,100,947	3,056,510	44,437
Citibank N.A., New York	18,060,000	BRL	07/01/20	4,509,289	4,473,619	35,670
Barclays Bank plc	2,902,000	EUR	01/17/20	3,286,487	3,258,890	27,597
Citibank N.A., New York	220,600,000	JPY	01/10/20	2,056,819	2,030,987	25,832
Bank of America, N.A.	129,064,500	JPY	06/22/20	1,220,699	1,199,439	21,260
Bank of America, N.A.	110,655,300	JPY	04/15/20	1,043,731	1,024,423	19,308
Citibank N.A., New York	7,020,000	BRL	07/01/21	1,706,017	1,688,628	17,389
Bank of America, N.A.	87,000,000	JPY	01/21/20	817,784	801,486	16,298
Bank of America, N.A.	524,000	EUR	06/15/20	602,587	594,010	8,577
JPMorgan Chase Bank, N.A.	47,023,500	JPY	06/01/20	444,436	436,489	7,947

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Goldman Sachs International	440,160	EUR	06/15/20	506,440	498,969	7,471
JPMorgan Chase Bank, N.A.	34,017,000	JPY	03/23/20	321,261	314,505	6,756
Goldman Sachs International	20,207,000	JPY	03/23/20	190,908	186,825	4,083
Goldman Sachs International	5,207,270	JPY	06/22/20	49,281	48,393	888
Citibank N.A., New York	391,000	JPY	01/06/20	3,740	3,599	141
Citibank N.A., New York	391,000	JPY	07/01/20	3,777	3,636	141
Citibank N.A., New York	391,000	JPY	01/04/21	3,816	3,676	140
Barclays Bank plc	216,000	JPY	07/01/20	2,083	2,008	75
Barclays Bank plc	216,000	JPY	01/06/20	2,063	1,988	75
Barclays Bank plc	216,000	JPY	01/04/21	2,104	2,030	74
JPMorgan Chase Bank, N.A.	158,500	JPY	03/02/20	1,490	1,464	26
Citibank N.A., New York	44,221	ILS	04/30/20	12,892	12,920	(28)
Bank of America, N.A.	37,603	ILS	04/30/20	10,957	10,986	(29)
JPMorgan Chase Bank, N.A.	8,625	EUR	07/30/20	9,746	9,805	(59)
Bank of America, N.A.	16,545	ILS	01/31/20	4,746	4,805	(59)
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	4,905	(84)
Goldman Sachs International	20,255	ILS	04/30/20	5,831	5,918	(87)
Deutsche Bank AG	4,290,055	KRW	05/07/21	3,647	3,765	(118)
Deutsche Bank AG	4,434,664	KRW	02/04/21	3,760	3,881	(121)
Deutsche Bank AG	4,434,664	KRW	11/04/20	3,749	3,871	(122)
Deutsche Bank AG	4,434,664	KRW	08/05/20	3,738	3,861	(123)
Deutsche Bank AG	4,338,258	KRW	05/11/20	3,643	3,767	(124)
Deutsche Bank AG	4,434,664	KRW	02/05/20	3,713	3,842	(129)
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	95,705	(1,872)
Goldman Sachs International	430,000	BRL	07/01/21	100,737	103,434	(2,697)
JPMorgan Chase Bank, N.A.	190,000	CAD	01/03/20	143,633	146,369	(2,736)
Citibank N.A., New York	270,000	CAD	01/02/20	204,761	207,998	(3,237)
Barclays Bank plc	7,490,000	MXN	04/08/20	386,868	390,601	(3,733)
Citibank N.A., New York	270,000	CAD	01/06/20	202,814	208,002	(5,188)
JPMorgan Chase Bank, N.A.	425,000	CAD	01/08/20	321,424	327,415	(5,991)
Citibank N.A., New York	410,000	CAD	01/16/20	308,602	315,876	(7,274)
Bank of America, N.A.	400,000	CAD	01/16/20	300,780	308,172	(7,392)
JPMorgan Chase Bank, N.A.	1,158,625	EUR	07/30/21	1,337,250	1,345,345	(8,095)
Bank of America, N.A.	3,787,500	ILS	04/30/21	1,121,193	1,130,553	(9,360)
JPMorgan Chase Bank, N.A.	10,600,000	BRL	07/01/21	2,539,015	2,549,780	(10,765)
Goldman Sachs International	2,040,200	ILS	04/30/21	597,397	608,992	(11,595)
Citibank N.A., New York	4,454,100	ILS	04/30/21	1,317,858	1,329,530	(11,672)
Citibank N.A., New York	11,230,000	MXN	04/08/20	571,676	585,641	(13,965)
Bank of America, N.A.	1,171,000	EUR	01/17/20	1,300,990	1,315,011	(14,021)
Citibank N.A., New York	16,050,000	MXN	04/23/20	820,681	835,174	(14,493)
Goldman Sachs International	2,426,500	ILS	01/31/22	718,462	733,742	(15,280)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Citibank N.A., New York	13,900,000	MXN	04/02/20	707,073	725,513	(18,440)
Citibank N.A., New York	65,510,000	MXN	02/27/20	3,418,348	3,436,883	(18,535)
Morgan Stanley Capital Services LLC	18,700,000	MXN	02/06/20	965,261	983,886	(18,625)
Citibank N.A., New York	9,965,000	MXN	01/02/20	507,267	527,059	(19,792)
Morgan Stanley Capital Services LLC	8,140,000	BRL	04/01/20	1,997,448	2,022,195	(24,747)
Goldman Sachs International	14,240,000	MXN	01/16/20	723,481	751,637	(28,156)
Barclays Bank plc	3,885,000	ILS	01/31/20	1,099,166	1,128,363	(29,197)
Citibank N.A., New York	6,200,000	BRL	01/02/20	1,511,931	1,544,055	(32,124)
Goldman Sachs International	19,300,000	MXN	02/27/20	973,253	1,012,545	(39,292)
BNP Paribas	2,230,000	EUR	01/08/20	2,463,334	2,502,779	(39,445)
Deutsche Bank AG	1,661,124,664	KRW	08/04/21	1,416,616	1,461,585	(44,969)
Morgan Stanley Capital Services LLC	2,600,000	EUR	01/17/20	2,873,471	2,919,750	(46,279)
Goldman Sachs International	14,699,545	ILS	02/01/21	4,295,801	4,369,377	(73,576)
Goldman Sachs International	55,660,000	MXN	01/02/20	2,836,363	2,943,914	(107,551)
Goldman Sachs International	7,654,000	ILS	01/31/20	2,113,065	2,223,034	(109,969)
						$183,114

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation
Barclays Bank plc	4,002,000	EUR	01/17/20	$4,441,321	$4,494,169	$52,848
Goldman Sachs International	4,000,000	BRL	01/02/20	965,881	996,165	30,284
Morgan Stanley Capital Services LLC	2,200,000	BRL	01/02/20	528,453	547,891	19,438
Goldman Sachs International	2,704,000	EUR	04/30/20	3,039,007	3,056,510	17,503
Barclays Bank plc	84,810,000	MXN	02/27/20	4,435,205	4,449,428	14,223
Morgan Stanley Capital Services LLC	810,000	CAD	01/16/20	614,961	624,048	9,087
JPMorgan Chase Bank, N.A.	964,160	EUR	06/15/20	1,085,320	1,092,979	7,659
JPMorgan Chase Bank, N.A.	425,000	CAD	01/08/20	322,642	327,415	4,773
JPMorgan Chase Bank, N.A.	270,000	CAD	01/02/20	203,816	207,998	4,182
Goldman Sachs International	18,700,000	MXN	02/06/20	980,392	983,886	3,494
Citibank N.A., New York	270,000	CAD	01/06/20	204,769	208,002	3,233
JPMorgan Chase Bank, N.A.	190,000	CAD	01/03/20	143,423	146,369	2,946
Goldman Sachs International	16,050,000	MXN	04/23/20	832,404	835,174	2,770
Goldman Sachs International	18,720,000	MXN	04/08/20	973,767	976,241	2,474
Goldman Sachs International	13,900,000	MXN	04/02/20	723,717	725,513	1,796
Morgan Stanley Capital Services LLC	14,240,000	MXN	01/16/20	750,719	751,637	918
						$177,628

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2019.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $166,900,989 (cost $166,944,782), or 43.8% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2019. See table below for additional step information for each security.

5	Security is an interest-only strip.
6	Zero coupon rate security.
7
Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

8	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar
CDX.NA.IG.31 — Credit Default Swap North American Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$11,925,841	$—	$—	$11,925,841
Money Market Fund	1,475,329	—	—	1,475,329
Asset-Backed Securities	—	120,173,521	3,400,000	123,573,521
Collateralized Mortgage Obligations	—	91,167,138	—	91,167,138
Foreign Government Debt	—	65,811,344	—	65,811,344
Corporate Bonds	—	63,658,667	—	63,658,667
Senior Floating Rate Interests	—	878,699	—	878,699
Repurchase Agreements	—	17,838,114	—	17,838,114
Commercial Paper	—	2,598,214	—	2,598,214
Interest Rate Swap Agreements**	—	4,057	—	4,057
Forward Foreign Currency Exchange Contracts**	—	1,161,888	—	1,161,888
Total Assets	$13,401,170	$363,291,642	$3,400,000	$380,092,812

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$1,273,956	$—	$1,273,956
Interest Rate Swap Agreements**	—	1,445,428	—	1,445,428
Forward Foreign Currency Exchange Contracts**	—	801,146	—	801,146
Total Return Swap Agreements**	—	36,855	—	36,855
Total Liabilities	$—	$3,557,385	$—	$3,557,385

**   This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2019, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Countrywide Asset-Backed Certificates
2.07% - 2.10%			1.93%
02/03/20 - 03/16/20	$ 7,707,977	$ 7,739,524	07/25/37	$ 12,991,000	$ 11,769,846

			Citigroup Mortgage Loan Trust
			1.93%
			01/25/37	6,658,000	5,873,022

			Morgan Stanley ABS Capital I Inc. Trust
			2.47%
			09/25/35	3,651,000	3,466,625

			Countrywide Asset-Backed Certificates
			2.03%
			03/25/36	1,539,000	1,450,969
				24,839,000	22,560,462

Societe Generale			Freddie Mac Structured Agency Credit Risk Debt Notes
2.29% - 2.43% (3 Month USD LIBOR + 0.40%)			5.34%
07/07/20*	5,988,327	6,112,003	08/25/29	1,525,074	1,601,633

			Freddie Mac Structured Agency Credit Risk Debt Notes
			4.44%
			12/25/29	1,247,000	1,258,473

			Motel 6 Trust
			5.99%
			08/15/34	1,109,000	1,112,105

			Fannie Mae Connecticut Avenue Securities
			4.34%
			12/25/30	1,050,000	1,068,585

			Natixis Commercial Mortgage Securities Trust
			5.03%
			02/15/33	1,057,000	1,050,869

			Citigroup Commercial Mortgage Trust
			4.54%
			12/15/36	1,050,000	1,047,690

			Hilton USA Trust
			4.33%
			11/05/38	487,000	483,396
				7,525,074	7,622,751

Deutsche Bank AG			HMH Trust
2.28%			8.48%
02/07/20	2,632,000	2,647,197	07/05/31	3,509,000	3,743,752

Barclays Capital, Inc.			Cheniere Corpus Christi Holdings LLC
2.03% (1 Month USD LIBOR + 0.25%)			5.13%
02/03/20*	1,509,810	1,515,474	06/30/27	1,332,000	1,472,126

			CCO Holdings LLC / CCO Holdings Capital Corp.
			5.13%
			05/01/27	142,000	149,810
				1,474,000	1,621,936

* Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.9%
iShares Core U.S. Aggregate Bond ETF	27,100	$3,045,227
iShares Core S&P 500 ETF	4,200	1,357,608
Total Exchange-Traded Funds
(Cost $4,393,329)		4,402,835
MONEY MARKET FUND† - 1.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[1]	2,817,094	2,817,094
Total Money Market Fund
(Cost $2,817,094)		2,817,094

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 32.6%
Collateralized Loan Obligations - 20.3%
Telos CLO Ltd.
2017-6A, 3.27% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	2,311,799	2,312,619
Garrison BSL CLO Ltd.
2018-1A, 3.65% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,000,000	984,611
2018-1A, 2.95% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	900,000	901,687
Flagship CLO VIII Ltd.
2018-8A, 3.80% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	1,800,000	1,753,250
Denali Capital CLO XI Ltd.
2018-1A, 3.10% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	1,750,000	1,747,829
MP CLO VIII Ltd.
2018-2A, 2.85% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	1,750,000	1,746,624
KVK CLO 2013-1 Ltd.
2017-1A, 3.45% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,750,000	1,741,762
ALM XII Ltd.
2018-12A, 2.89% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	1,406,524	1,406,023
Venture XII CLO Ltd.
2018-12A, 2.71% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,359,932	1,357,650

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 20.3% (continued)
Mountain View CLO Ltd.
2018-1A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	1,308,844	$1,307,151
Crown Point CLO III Ltd.
2017-3A, 3.45% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,100,000	1,096,782
Mountain Hawk II CLO Ltd.
2018-2A, 3.57% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	1,000,000	1,000,465
Golub Capital BDC CLO LLC
2018-1A, 3.34% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,000,000	986,661
MidOcean Credit CLO IV
2018-4A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	989,028	985,535
Golub Capital Partners CLO Ltd.
2018-36A, 3.19% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	1,000,000	978,450
Palmer Square Loan Funding Ltd.
2019-3A, 2.75% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	948,498	946,572
NewStar Clarendon Fund CLO LLC
2019-1A, 3.24% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	859,584	858,889
Seneca Park CLO Ltd.
2017-1A, 3.12% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	851,087	852,295
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.30% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	850,000	832,706

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 20.3% (continued)
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 2.72% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	807,509	$805,916
ACIS CLO Ltd.
2015-6A, 3.50% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	784,772	784,572
THL Credit Wind River CLO Ltd.
2019-1A, 2.88% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	717,777	717,386
Octagon Investment Partners XIX Ltd.
2017-1A, 3.10% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	693,122	693,788
AIMCO CLO
2018-AA, 2.55% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	562,500	562,066
BSPRT Issuer Ltd.
2018-FL3, 2.79% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	500,000	500,081
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 2.85% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[2,3]	500,000	499,997
TICP CLO I Ltd.
2018-1A, 2.77% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	497,544	497,300
Cent CLO Ltd.
2013-19A, 3.26% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	489,755	489,679
Marathon CLO V Ltd.
2017-5A, 2.77% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	486,246	484,890
BDS
2018-FL2, 2.69% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	460,482	460,355

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 20.3% (continued)
West CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	373,272	$372,923
Dryden XXV Senior Loan Fund
2017-25A, 3.34% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	153,341	151,496
Staniford Street CLO Ltd.
2017-1A, 3.07% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 06/15/25[2,3]	149,183	149,153
VMC Finance LLC
2018-FL1, 2.56% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 03/15/35[2,3]	20,187	20,142
Total Collateralized Loan Obligations		30,987,305
Credit Card - 4.9%
Capital One Multi-Asset Execution Trust
2017-A4, 1.99% due 07/17/23	3,250,000	3,253,439
American Express Credit Account Master Trust
2018-1, 2.67% due 10/17/22	1,800,000	1,802,769
Citibank Credit Card Issuance Trust
2017-A3, 1.92% due 04/07/22	1,250,000	1,249,933
Chase Issuance Trust
2015-A4, 1.84% due 04/15/22	1,100,000	1,099,746
Total Credit Card		7,405,887
Financial - 3.3%
Station Place Securitization Trust
2019-8, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/24/20[2,3]	1,100,000	1,099,999
2019-6, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,2,3	750,000	750,000
2019-5, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,2,3	700,000	700,000
2019-WL1, 2.44% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52[2,3]	500,000	500,075

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Financial - 3.3% (continued)
2019-2, 2.33% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[2,3]	250,000	$250,048
2019-9, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3	200,000	200,000
Barclays Bank plc
GMTN, 2.48% (1 Month USD LIBOR + 0.68%) due 07/31/20[2,3]	650,000	651,231
GMTN, 2.31% (1 Month USD LIBOR + 0.60%) due 06/02/20[2,3]	650,000	650,813
Madison Avenue Secured Funding Trust
2019-1, 3.22% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[2,3]	250,000	250,018
Total Financial		5,052,184
Automotive - 1.8%
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[2]	1,300,000	1,301,530
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[2]	1,050,000	1,051,178
Carmax Auto Owner Trust
2019-3, 2.26% due 08/17/20	333,922	333,905
Total Automotive		2,686,613
Transport-Container - 0.9%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	1,031,250	1,030,119
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	416,667	416,545
Total Transport-Container		1,446,664
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	1,250,000	1,254,938
Transport-Aircraft - 0.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	842,376	856,302
Total Asset-Backed Securities
(Cost $49,802,433)		49,689,893

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.1%
Residential Mortgage Backed Securities - 21.8%
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	3,000,000	$3,008,267
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[2]	1,000,000	998,587
2019-T3, 2.51% due 09/15/52[2]	850,000	849,512
2019-T5, 2.43% due 10/15/51[2]	750,000	750,194
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	2,256,205	2,198,052
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.00% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	1,023,031	1,003,810
2008-BC4, 2.42% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	902,741	898,825
2006-NC1, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	63,666	63,459
New Residential Mortgage Loan Trust
2018-4A, 2.54% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	963,909	961,284
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	899,940	918,419
Soundview Home Loan Trust
2006-OPT5, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	1,081,329	1,053,351
2006-1, 2.09% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	617,770	617,059
CSMC Series
2014-7R, 1.86% (WAC) due 10/27/36[2,3]	737,504	732,481
2014-2R, 2.02% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	718,824	699,222

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.1% (continued)
Residential Mortgage Backed Securities - 21.8% (continued)
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	1,408,015	$1,421,241
Towd Point Mortgage Trust
2017-5, 2.39% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	723,877	722,088
2018-2, 3.25% (WAC) due 03/25/58[2,3]	678,263	689,933
Connecticut Avenue Securities Trust
2019-R05, 2.54% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.00%) due 07/25/39[2,3]	851,573	851,619
2019-R07, 2.56% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[2,3]	395,472	395,589
Home Equity Loan Trust
2007-FRE1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	1,152,488	1,087,390
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates Series
2005-R10, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,000,000	998,856
Argent Securities Inc. Asset-Backed Pass-Through Certificates Series
2005-W2, 2.28% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	1,000,000	993,950
Morgan Stanley ABS Capital I, Inc. Trust
2006-NC1, 2.17% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	1,000,000	991,664
Verus Securitization Trust
2019-4, 2.64% due 11/25/59[2,4]	978,874	978,401
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	863,754	856,551

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.1% (continued)
Residential Mortgage Backed Securities - 21.8% (continued)
NovaStar Mortgage Funding Trust Series
2007-2, 1.99% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	865,009	$841,856
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	845,397	834,108
FBR Securitization Trust
2005-2, 2.54% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	775,367	776,254
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,4]	741,581	748,186
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	721,069	720,783
CIT Mortgage Loan Trust
2007-1, 3.14% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	539,697	544,237
2007-1, 3.24% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	148,201	148,617
Structured Asset Investment Loan Trust
2005-2, 2.53% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	341,872	341,983
2005-1, 2.51% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	282,163	282,287
Encore Credit Receivables Trust
2005-4, 2.45% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	556,709	556,661
GSAMP Trust
2005-HE6, 2.23% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	552,206	553,160

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.1% (continued)
Residential Mortgage Backed Securities - 21.8% (continued)
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	488,185	$486,844
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	473,234	473,883
Freddie Mac STACR Trust
2019-DNA4, 2.41% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[2,3]	424,218	424,218
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[2,3]	305,209	305,134
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	274,902	274,842
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	115,090	115,694
Total Residential Mortgage Backed Securities		33,168,551
Commercial Mortgage Backed Securities - 2.3%
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.12% (WAC) due 02/15/50[3,5]	23,851,514	1,436,119
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[2]	600,000	599,748
Benchmark Mortgage Trust
2019-B14, 0.80% (WAC) due 12/15/62[3,5]	9,997,044	560,964
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[2]	500,000	513,562
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[2,3]	450,000	453,092
Total Commercial Mortgage Backed Securities		3,563,485
Total Collateralized Mortgage Obligations
(Cost $36,567,302)		36,732,036

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.1%
Financial - 9.2%
UBS AG
2.39% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	1,100,000	$1,102,805
2.47% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	370,000	370,612
Bank of America Corp.
2.63% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	1,295,000	1,298,229
Capital One Financial Corp.
2.39% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,060,000	1,062,136
2.66% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	150,000	150,281
Sumitomo Mitsui Financial Group, Inc.
3.11% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,100,000	1,115,441
Goldman Sachs Group, Inc.
3.68% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	800,000	813,429
3.09% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	300,000	301,922
Australia & New Zealand Banking Group Ltd.
2.90% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	1,100,000	1,112,045
Wells Fargo & Co.
2.83% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	1,100,000	1,107,520
Mizuho Financial Group, Inc.
3.03% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	650,000	657,773
Synchrony Bank
2.59% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	550,000	550,408
Credit Suisse AG NY
2.33% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	380,000	380,543
Standard Chartered Bank
2.30% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	380,000	380,446
Lloyds Bank Corporate Markets plc NY
2.26% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	380,000	380,377
Credit Agricole Corporate & Investment Bank S.A.
2.30% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	375,000	375,663
Morgan Stanley
5.50% due 07/24/20	300,000	306,054
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	300,000	303,021
ANZ New Zealand International Ltd.
2.85% due 08/06/20[2]	300,000	301,470

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.1% (continued)
Financial - 9.2% (continued)
JPMorgan Chase & Co.
2.40% due 06/07/21	264,000	$265,741
Svenska Handelsbanken AB
3.35% due 05/24/21	250,000	254,934
Mitsubishi UFJ Financial Group, Inc.
3.79% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	251,443
Sumitomo Mitsui Banking Corp.
2.35% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	250,049
American International Group, Inc.
6.40% due 12/15/20	220,000	229,089
Citigroup, Inc.
3.34% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	200,000	202,715
Santander UK plc
2.20% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	200,000	200,084
Essex Portfolio, LP
5.20% due 03/15/21	100,000	102,957
Assurant, Inc.
3.20% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	84,000	84,009
AXIS Specialty Finance LLC
5.88% due 06/01/20	40,000	40,630
Nomura Holdings, Inc.
6.70% due 03/04/20	30,000	30,232
Total Financial		13,982,058
Consumer, Non-cyclical - 4.6%
Cigna Corp.
2.55% (3 Month USD LIBOR + 0.65%) due 09/17/21[3]	1,300,000	1,300,073
General Mills, Inc.
2.54% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	1,250,000	1,254,036
Zimmer Biomet Holdings, Inc.
2.65% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	700,000	700,069
2.70% due 04/01/20	300,000	300,195
Allergan Funding SCS
3.14% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	750,000	751,408
CVS Health Corp.
2.61% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	500,000	503,066
2.52% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	55,000	55,044
Mondelez International, Inc.
3.00% due 05/07/20	420,000	421,205
AbbVie, Inc.
2.24% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	380,000	380,394
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	350,000	350,862

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.1% (continued)
Consumer, Non-cyclical - 4.6% (continued)
Conagra Brands, Inc.
2.70% (3 Month USD LIBOR + 0.75%) due 10/22/20[3]	300,000	$300,027
Molson Coors Beverage Co.
2.25% due 03/15/20	300,000	299,872
Reynolds American, Inc.
6.88% due 05/01/20	165,000	167,637
Anthem, Inc.
4.35% due 08/15/20	110,000	111,572
Zoetis, Inc.
3.45% due 11/13/20	70,000	70,755
Biogen, Inc.
2.90% due 09/15/20	50,000	50,367
Quest Diagnostics, Inc.
2.50% due 03/30/20	40,000	40,010
Total Consumer, Non-cyclical		7,056,592
Energy - 1.8%
Phillips 66
2.52% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	800,000	800,048
Equities Corp.
2.87% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	750,000	747,929
Energy Transfer Operating, LP
7.50% due 10/15/20	300,000	311,769
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	300,000	308,368
Occidental Petroleum Corp.
2.60% due 08/13/21	300,000	302,220
Marathon Petroleum Corp.
3.40% due 12/15/20	260,000	262,959
Total Energy		2,733,293
Industrial - 1.4%
Siemens Financieringsmaatschappij N.V.
2.50% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	760,000	763,499
Aviation Capital Group LLC
2.88% due 01/20/22[2]	450,000	453,242
Rolls-Royce plc
2.38% due 10/14/20[2]	300,000	301,147
Textron, Inc.
2.45% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	200,000	200,008
Ryder System, Inc.
2.50% due 05/11/20	180,000	180,202
Penske Truck Leasing Company LP / PTL Finance Corp.
3.05% due 01/09/20[2]	110,000	110,014
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	50,000	50,066

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.1% (continued)
Industrial - 1.4% (continued)
GATX Corp.
2.60% due 03/30/20	25,000	$25,015
Total Industrial		2,083,193
Technology - 0.5%
International Business Machines Corp.
2.80% due 05/13/21	400,000	405,369
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	300,000	300,013
Fiserv, Inc.
2.70% due 06/01/20	20,000	20,050
Total Technology		725,432
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
2.41% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	380,000	380,532
PSEG Power LLC
5.13% due 04/15/20	50,000	50,445
Total Utilities		430,977
Communications - 0.2%
Telefonica Emisiones S.A.
5.13% due 04/27/20	385,000	388,645
Basic Materials - 0.1%
Georgia-Pacific LLC
5.40% due 11/01/20[2]	100,000	102,776
Total Corporate Bonds
(Cost $27,429,140)		27,502,966
FOREIGN GOVERNMENT DEBT†† - 15.8%
Government of Japan
due 01/10/20[6]	JPY 383,900,000	3,533,111
0.10% due 07/01/21	JPY 362,000,000	3,342,989
0.10% due 06/01/20	JPY 138,000,000	1,271,173
0.10% due 09/01/20	JPY 128,000,000	1,179,766
due 01/20/20[6]	JPY 76,000,000	699,474
0.10% due 06/20/20	JPY 52,000,000	479,060
0.10% due 04/15/20	JPY 45,700,000	420,856
0.10% due 03/20/20	JPY 13,000,000	119,696
2.40% due 03/20/20	JPY 6,000,000	55,513
2.20% due 06/22/20	JPY 2,100,000	19,537
1.30% due 03/20/20	JPY 2,000,000	18,461
Federative Republic of Brazil
due 07/01/20[6]	BRL 9,590,000	2,339,793
due 07/01/21[6]	BRL 5,910,000	1,370,835
due 04/01/20[6]	BRL 3,700,000	912,035
State of Israel
0.50% due 01/31/21	ILS 5,850,000	1,702,397
5.00% due 01/31/20	ILS 4,400,000	1,278,728
1.00% due 04/30/21	ILS 3,350,000	981,979
5.50% due 01/31/22	ILS 1,090,000	350,392
Republic of Portugal
due 01/17/20[6]	EUR 1,715,000	1,924,526

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 15.8% (continued)
United Mexican States
due 01/02/20[6]	MXN 24,911,000	$1,317,036
Republic of France
due 01/08/20[6]	EUR 530,000	594,658
Government of United Kingdom
due 01/27/20[6]	GBP 80,000	105,919
due 01/13/20[6]	GBP 60,000	79,463
Total Foreign Government Debt
(Cost $24,062,015)		24,097,397
SENIOR FLOATING RATE INTERESTS††,3 - 0.2%
Consumer, Cyclical - 0.2%
At Home Holding III Corp.
5.43% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	393,814	334,742
Total Senior Floating Rate Interests
(Cost $394,755)		334,742
REPURCHASE AGREEMENTS††,7 - 4.2%
BNP Paribas
issued 11/01/19 at 2.07%	1,750,000	1,750,000
due 02/03/20
issued 12/30/19 at 2.07%	1,150,000	1,150,000
due 02/03/20
issued 12/13/19 at 2.10%	160,000	160,000
due 03/16/20
Societe Generale
issued 12/06/19 at 2.29% (3 Month USD LIBOR + 0.40%)	750,000	750,000
due 07/07/20[3]
issued 07/09/19 at 2.43% (3 Month USD LIBOR + 0.40%)	646,984	646,984
due 07/07/20[3]
issued 07/26/19 at 2.33% (3 Month USD LIBOR + 0.40%)	550,000	550,000
due 07/07/20[3]
issued 10/25/19 at 2.43% (3 Month USD LIBOR + 0.40%)	319,997	319,997
due 07/07/20[3]
Deutsche Bank AG
issued 11/13/19 at 2.28%	1,002,000	1,002,000
due 02/07/20
issued 11/07/19 at 2.28%	98,000	98,000
due 02/07/20
Total Repurchase Agreements
(Cost $6,426,981)		6,426,981
Total Investments - 99.7%
(Cost $151,893,049)		$152,003,944
Other Assets & Liabilities, net - 0.3%		443,907
Total Net Assets - 100.0%		$152,447,851

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$23,550,000	$(594,984)	$(219,949)	$(375,035)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	$1,560,000	$(41,774)	$(282)	$(41,492)
Goldman Sachs International	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	3,540,000	(94,797)	(4,996)	(89,801)
						$(136,571)	$(5,278)	$(131,293)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$550,000	$1,494	$246	$1,248
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	492,000	341	246	95
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	714,000	281	221	60
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	289,000	197	157	40
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	289,000	(197)	22	(219)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	714,000	(281)	17	(298)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	492,000	(341)	21	(362)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	300,000	(34,945)	447	(35,392)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	950,000	(76,874)	287	(77,161)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	1,550,000	(85,505)	(6,999)	(78,506)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	4,950,000	(130,311)	903	(131,214)
								$(326,141)	$(4,432)	$(321,709)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core S&P 500 ETF	(2.49)% (1 Month USD LIBOR + 0.71%)	At Maturity	01/23/20	2,750	$888,910	$(2,640)
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.64)% (1 Month USD LIBOR + 0.85%)	At Maturity	01/28/20	27,100	3,045,227	(3,523)
Bank of America, N.A.	iShares Core S&P 500 ETF	(2.87)% (1 Month USD LIBOR + 1.08%)	At Maturity	01/22/20	1,450	468,698	(3,625)

						$4,402,835	$(9,788)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

OTC Sovereign Debt Swap Agreements††
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.34% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$569,555	$(2,833)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	188,094,000	JPY	07/01/21	$1,852,085	$1,784,895	$67,190
Barclays Bank plc	174,087,000	JPY	07/01/21	1,711,602	1,651,977	59,625
Goldman Sachs International	3,800,000	BRL	07/01/20	986,757	941,293	45,464
Goldman Sachs International	307,100,000	JPY	01/10/20	2,864,365	2,827,362	37,003
JPMorgan Chase Bank, N.A.	128,064,000	JPY	09/01/20	1,217,304	1,195,101	22,203
Citibank N.A., New York	119,059,500	JPY	06/01/20	1,126,348	1,105,152	21,196
Goldman Sachs International	620,000	EUR	01/17/20	715,925	696,248	19,677
Goldman Sachs International	1,040,000	EUR	04/30/20	1,192,672	1,175,581	17,091
Bank of America, N.A.	76,000,000	JPY	01/21/20	714,387	700,149	14,238
Citibank N.A., New York	5,790,000	BRL	07/01/20	1,447,731	1,434,233	13,498
Barclays Bank plc	1,126,000	EUR	01/17/20	1,274,403	1,264,476	9,927
Citibank N.A., New York	76,800,000	JPY	01/10/20	716,064	707,071	8,993
Citibank N.A., New York	2,380,000	BRL	07/01/21	581,470	572,498	8,972
Bank of America, N.A.	52,026,000	JPY	06/22/20	492,065	483,495	8,570
Bank of America, N.A.	45,722,850	JPY	04/15/20	431,270	423,292	7,978
JPMorgan Chase Bank, N.A.	19,009,500	JPY	06/01/20	179,665	176,453	3,212
Bank of America, N.A.	188,640	EUR	06/15/20	216,932	213,844	3,088
Goldman Sachs International	159,296	EUR	06/15/20	183,283	180,579	2,704
JPMorgan Chase Bank, N.A.	13,006,500	JPY	03/23/20	122,835	120,252	2,583
Goldman Sachs International	8,085,000	JPY	03/23/20	76,384	74,750	1,634
Goldman Sachs International	2,123,353	JPY	06/22/20	20,095	19,733	362
Citibank N.A., New York	94,000	JPY	01/04/21	918	884	34
Citibank N.A., New York	94,000	JPY	07/01/20	908	874	34
Citibank N.A., New York	94,000	JPY	01/06/20	899	865	34
Barclays Bank plc	87,000	JPY	01/04/21	848	818	30
Barclays Bank plc	87,000	JPY	07/01/20	839	809	30
Barclays Bank plc	87,000	JPY	01/06/20	831	801	30
JPMorgan Chase Bank, N.A.	64,000	JPY	03/02/20	601	591	10

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Bank of America, N.A.	13,036	ILS	04/30/20	3,806	3,809	(3)
Citibank N.A., New York	3,409	ILS	04/30/20	980	996	(16)
Deutsche Bank AG	1,709,805	KRW	05/07/21	1,453	1,500	(47)
Deutsche Bank AG	1,767,439	KRW	02/04/21	1,499	1,547	(48)
Deutsche Bank AG	1,729,016	KRW	05/11/20	1,452	1,501	(49)
Deutsche Bank AG	1,767,439	KRW	11/04/20	1,494	1,543	(49)
Deutsche Bank AG	1,767,439	KRW	08/05/20	1,490	1,539	(49)
Deutsche Bank AG	1,767,439	KRW	02/05/20	1,480	1,531	(51)
Bank of America, N.A.	16,545	ILS	01/31/20	4,746	4,805	(59)
Goldman Sachs International	17,147	ILS	04/30/20	4,934	5,009	(75)
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	4,905	(84)
Barclays Bank plc	2,700,000	MXN	04/08/20	139,458	140,804	(1,346)
Citibank N.A., New York	130,000	CAD	01/02/20	98,588	100,147	(1,559)
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	95,705	(1,872)
Citibank N.A., New York	60,000	GBP	01/13/20	77,623	79,508	(1,885)
Citibank N.A., New York	343,400	ILS	04/30/21	100,306	102,503	(2,197)
Citibank N.A., New York	80,000	GBP	01/27/20	103,738	106,056	(2,318)
Citibank N.A., New York	130,000	CAD	01/06/20	97,651	100,149	(2,498)
Bank of America, N.A.	1,313,000	ILS	04/30/21	389,383	391,925	(2,542)
Goldman Sachs International	430,000	BRL	07/01/21	100,737	103,434	(2,697)
JPMorgan Chase Bank, N.A.	3,100,000	BRL	07/01/21	742,781	745,690	(2,909)
Goldman Sachs International	833,450	ILS	01/31/22	247,087	252,024	(4,937)
Citibank N.A., New York	4,090,000	MXN	04/08/20	208,206	213,292	(5,086)
Citibank N.A., New York	300,000	CAD	01/16/20	225,807	231,129	(5,322)
Bank of America, N.A.	300,000	CAD	01/16/20	225,585	231,129	(5,544)
Bank of America, N.A.	495,000	EUR	01/17/20	549,948	555,875	(5,927)
Citibank N.A., New York	6,660,000	MXN	04/23/20	340,308	346,559	(6,251)
Citibank N.A., New York	25,120,000	MXN	02/27/20	1,310,733	1,317,883	(7,150)
Citibank N.A., New York	4,051,000	MXN	01/02/20	206,215	214,261	(8,046)
Morgan Stanley Capital Services LLC	8,850,000	MXN	02/06/20	456,821	465,636	(8,815)
Citibank N.A., New York	6,750,000	MXN	04/02/20	343,363	352,318	(8,955)
BNP Paribas	530,000	EUR	01/08/20	585,456	594,831	(9,375)
Goldman Sachs International	1,727,100	ILS	04/30/21	505,566	515,533	(9,967)
Morgan Stanley Capital Services LLC	3,700,000	BRL	04/01/20	907,931	919,180	(11,249)
Goldman Sachs International	5,790,000	MXN	01/16/20	294,169	305,617	(11,448)
Barclays Bank plc	1,785,000	ILS	01/31/20	505,022	518,437	(13,415)
Citibank N.A., New York	2,900,000	BRL	01/02/20	706,945	722,219	(15,274)
Deutsche Bank AG	662,042,439	KRW	08/04/21	564,594	582,516	(17,922)
Goldman Sachs International	5,922,899	ILS	02/01/21	1,730,856	1,760,557	(29,701)
Goldman Sachs International	18,700,000	MXN	02/27/20	942,996	981,067	(38,071)
Goldman Sachs International	20,860,000	MXN	01/02/20	1,062,967	1,103,306	(40,339)
Goldman Sachs International	2,907,700	ILS	01/31/20	802,724	844,515	(41,791)
						$48,472

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation
Goldman Sachs International	1,900,000	BRL	01/02/20	$458,793	$473,178	$14,385
Morgan Stanley Capital Services LLC	1,000,000	BRL	01/02/20	240,205	249,041	8,836
Barclays Bank plc	43,820,000	MXN	02/27/20	2,291,601	2,298,950	7,349
Barclays Bank plc	526,000	EUR	01/17/20	583,742	590,688	6,946
Morgan Stanley Capital Services LLC	600,000	CAD	01/16/20	455,526	462,258	6,732
Goldman Sachs International	1,040,000	EUR	04/30/20	1,168,849	1,175,581	6,732
JPMorgan Chase Bank, N.A.	347,936	EUR	06/15/20	391,659	394,423	2,764
JPMorgan Chase Bank, N.A.	130,000	CAD	01/02/20	98,133	100,147	2,014
Goldman Sachs International	8,850,000	MXN	02/06/20	463,983	465,636	1,653
Citibank N.A., New York	130,000	CAD	01/06/20	98,592	100,149	1,557
Goldman Sachs International	6,660,000	MXN	04/23/20	345,409	346,558	1,149
Goldman Sachs International	6,790,000	MXN	04/08/20	353,199	354,096	897
Goldman Sachs International	6,750,000	MXN	04/02/20	351,446	352,318	872
Morgan Stanley Capital Services LLC	5,790,000	MXN	01/16/20	305,244	305,617	373
						$62,259

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2019.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $67,391,732 (cost $67,421,717), or 44.2% of total net assets.

3
Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2019. See table below for additional step information for each security.

5	Security is an interest-only strip.
6	Zero coupon rate security.
7	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar
CDX.NA.IG.31 — Credit Default Swap North America Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
WAC — Weighted Average Coupon

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$4,402,835	$—	$—	$4,402,835
Money Market Fund	2,817,094	—	—	2,817,094
Asset-Backed Securities	—	48,039,893	1,650,000	49,689,893
Collateralized Mortgage Obligations	—	36,732,036	—	36,732,036
Corporate Bonds	—	27,502,966	—	27,502,966
Foreign Government Debt	—	24,097,397	—	24,097,397
Senior Floating Rate Interests	—	334,742	—	334,742
Repurchase Agreements	—	6,426,981	—	6,426,981
Interest Rate Swap Agreements**	—	1,443	—	1,443
Forward Foreign Currency Exchange Contracts**	—	437,669	—	437,669
Total Assets	$7,219,929	$143,573,127	$1,650,000	$152,443,056

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$506,328	$—	$506,328
Interest Rate Swap Agreements**	—	323,152	—	323,152
Forward Foreign Currency Exchange Contracts**	—	326,938	—	326,938
Total Return Swap Agreements**	—	12,621	—	12,621
Total Liabilities	$—	$1,169,039	$—	$1,169,039

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset Backed Securities	$ 1,650,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote would generally result in significant changes in the fair value of the security.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2019, the Fund had securities with a total value of $200,000 transfer into Level 3 from Level 2 due to lack of observable inputs.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

Assets
Asset-Backed Securities
Beginning Balance	$1,450,000
Purchases/(Receipts)	-
(Sales, maturities and paydowns)/Fundings	-
Amortization of discount/premiums	-
Total realized gains or losses included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	200,000
Ending Balance	$1,650,000
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2019	$-

Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	–	–

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2019, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Santander Drive Auto Receivables Trust
2.07% - 2.10%			5.02%
02/03/20 - 03/16/20	$ 3,060,000	$ 3,072,559	09/15/25	$ 2,044,000	$ 2,086,515

			Morgan Stanley ABS Capital I Inc. Trust
			2.47%
			09/25/35	1,448,000	1,374,876

			Citigroup Mortgage Loan Trust
			1.93%
			01/25/37	953,000	840,642
				4,445,000	4,302,033

Societe Generale			Hilton USA Trust
2.29% - 2.43% (3 Month USD LIBOR + 0.40%)			4.33%
07/07/20*	2,266,981	2,310,550	11/05/38	913,000	906,244

			Freddie Mac Structured Agency Credit Risk Debt Notes
			5.34%
			08/25/29	645,224	677,614

			Fannie Mae Connecticut Avenue Securities
			4.34%
			12/25/30	400,000	407,080

			Natixis Commercial Mortgage Securities Trust
			5.03%
			02/15/33	403,000	400,663

			Citigroup Commercial Mortgage Trust
			4.54%
			12/15/36	400,000	399,120
				2,761,224	2,790,721

Deutsche Bank AG			Regatta Funding LP
2.28%			8.95%
02/07/20	1,100,000	1,106,034	01/15/29	1,378,000	1,337,625

			Covenant Credit Partners CLO III Ltd.
			8.45%
			10/15/29	144,000	132,163
				1,522,000	1,469,788

* Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.
For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each securities (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives
As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Total return swaps will usually be computed based on the current of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not been able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default  or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

Note 4 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Depreciation
Guggenheim Strategy Fund II	$454,464,971	$2,689,734	$(4,840,459)	$(2,150,725)
Guggenheim Strategy Fund III	378,485,800	2,431,765	(4,382,138)	(1,950,373)
Guggenheim Variable Insurance Strategy Fund III	151,894,526	841,067	(1,461,576)	(620,509)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.